Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories
Inven
to
ries are comprised of the following:

	Yen in millions
	March 31
	2022	2023
Finished products	533,612	1,028,614
Work in process	163,206	244,140
Raw materials, purchased components and supplies	177,189	195,288

Inventories	874,007	1,468,042